WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 53.8%
FHLMC - 13.9%
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	$1,347	$1,352
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/49	18,434,613	19,044,473
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/47-10/1/49	15,474,120	15,904,126
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-7/1/48	3,816,394	3,988,603
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-1/1/49	555,988	595,538
Federal Home Loan Mortgage Corp. (FHLMC) Gold	2.500%	1/1/33-4/1/33	6,740,047	6,806,720
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-8/1/48	406,223	445,187
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-5/1/48	24,741,390	25,995,895
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	9,054	10,232
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-12/1/48	53,410,169	55,488,555
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-9/1/46	3,604,830	3,863,878
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47-9/1/48	2,056,364	2,103,319

Total FHLMC				134,247,878

FNMA - 31.7%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	7,936,577	8,278,911
Federal National Mortgage Association (FNMA)	3.321%	1/1/28	11,399,345	12,335,807
Federal National Mortgage Association (FNMA)	2.950%	2/1/28	10,000,000	10,605,122
Federal National Mortgage Association (FNMA)	3.350%	4/1/28	15,738,000	17,112,722
Federal National Mortgage Association (FNMA)	3.550%	8/1/28	1,030,000	1,140,593
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,105,198
Federal National Mortgage Association (FNMA)	3.530%	2/1/29	2,940,000	3,268,129

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	$185,036	$201,524
Federal National Mortgage Association (FNMA)	3.750%	6/1/30	3,060,000	3,458,595
Federal National Mortgage Association (FNMA)	3.620%	8/1/30	2,420,000	2,718,822
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	43,457	48,060
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/48	60,377,389	63,741,775
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	113,949,731	118,410,074
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	18,472,792	19,957,486
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-8/1/49	20,911,261	21,546,049
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-11/1/48	14,501,304	15,737,866
Federal National Mortgage Association (FNMA)	3.000%	10/1/49	300,000	304,523	(a)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49	2,100,000	2,211,533	(a)
Federal National Mortgage Association (FNMA)	5.000%	10/1/49	600,000	642,703	(a)

Total FNMA				306,825,492

GNMA - 8.2%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	24,249	26,822
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	87,499	92,209
Government National Mortgage Association (GNMA)	6.000%	11/15/32	463,907	521,681
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	956,710	1,063,073
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	1,523,448	1,569,428
Government National Mortgage Association (GNMA)	3.500%	6/15/48	512,302	538,477
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-9/20/49	22,094,170	23,059,605

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-12/20/47	$15,970,317	$16,715,971
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-3/20/49	21,639,162	22,661,477
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	2,651,414	2,799,905
Government National Mortgage Association (GNMA) II	3.000%	10/20/49	3,500,000	3,591,738	(a)
Government National Mortgage Association (GNMA) II	3.500%	10/20/49	2,500,000	2,590,088	(a)
Government National Mortgage Association (GNMA) II	4.500%	10/20/49	600,000	627,085	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.794%)	4.192%	6/20/60	2,964,134	3,120,209	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.095%)	3.023%	8/20/58	70,910	72,025	(b)

Total GNMA				79,049,793

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $509,601,604)				520,123,163

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 28.9%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.558%	2/25/36	281,096	198,472	(b)
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.618%	1/25/36	222,811	219,005	(b)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.244%	7/20/46	137,984	115,114	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.006%	8/10/45	4,192,049	2,736,415	(b)(d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.815%	9/29/36	5,573,687	4,930,021	(b)(d)
BANK, 2019-BN17 A4	3.714%	4/15/52	3,290,000	3,636,847
BCAP LLC Trust, 2015-RR2 25A1	2.355%	10/28/36	498,793	497,780	(b)(d)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	3,290,000	3,639,154
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	8.664%	7/15/20	1,070,000	1,081,114	(b)(d)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.598%	5/25/34	422,699	425,762	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.438%	7/25/36	201,741	193,728	(b)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,596,639	1,766,345

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	$1,795,202	$1,364,468	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	205,883	227,089
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,621,844	(d)
CSMC Trust, 2015-10R 3A2 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	3.044%	10/27/46	4,111,000	4,083,760	(b)(d)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	3,864,442	3,881,906	(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.648%	7/15/32	3,000,000	3,004,239	(b)(d)
CSMC Trust, 2017-RPL3 B3	5.068%	8/1/57	3,509,970	3,841,684	(b)(d)
CSMC Trust, 2018-PLUM B (1 mo. USD LIBOR + 5.000%)	7.028%	8/15/20	5,358,765	5,370,002	(b)(d)
CSWF, 2018-TOP E (1 mo. USD LIBOR + 2.250%)	4.278%	8/15/35	2,000,000	2,005,231	(b)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	2,133,579	(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.147%	2/25/48	321,207,721	2,246,527	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.647%	2/25/48	2,580,248	2,173,740	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.647%	2/25/48	2,292,066	1,337,365	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.781%	9/25/41	16,200,000	1,008,064	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K063 X1, IO	0.423%	1/25/27	65,039,691	1,260,255	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1510 X1, IO	0.637%	1/25/34	40,076,053	2,151,984	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	813,579	940,146
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	99,466	108,102
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.123%	5/15/29	54,604	5,413	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	4.113%	1/15/37	56,479	7,764	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	4.973%	12/15/37	$614,527	$135,488	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.923%	10/15/41	841,597	124,256	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.623%	8/15/40	779,394	71,102	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	3.873%	12/15/41	2,273,597	298,646	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	529,070	38,709
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	4,195,432	3,770,012
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,911,198	134,306
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	4,705,640	528,157
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	3,016,318	265,301
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	4,397,196	470,296
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	5,356,317	382,155
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.223%	9/15/42	1,508,648	216,589	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	10,929,014	11,180,923
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.173%	7/15/48	3,281,005	659,677	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	2,968,528	2,968,510
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	3,574,722	614,301
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.023%	5/15/49	5,938,226	964,223	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4915 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.023%	9/25/49	$10,247,124	$2,101,953	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,570,622	366,856	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.269%	9/25/55	10,877,115	1,264,889	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	79,768,097	288,760	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,296,053	1,232,478	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.174%	8/25/56	17,890,581	2,272,927	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	462,170,009	1,855,613	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.923%	9/15/43	3,155,972	552,477	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	6,982,957	6,324,581
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.166%	2/15/38	662,343	47,801	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.768%	3/25/25	5,943,454	7,835,765	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.518%	10/25/28	2,392,977	3,328,775	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.018%	7/25/29	2,540,598	2,854,672	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.768%	4/25/43	3,550,000	3,697,564	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.768%	4/25/43	$5,131,458	$6,127,666	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.268%	1/25/29	6,631,178	8,791,948	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.268%	4/25/29	6,477,136	8,306,627	(b)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.168%	6/25/29	20,954,848	1,719,136	(b)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	105,986	22,566
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	558,486	617,666
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.749%	8/25/39	607,028	660,314	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,804,903	2,034,418
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	570,983	104,115
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.542%	8/25/40	1,462,357	268,394	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.512%	1/25/41	1,101,938	216,846	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-36 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.520%)	4.502%	1/25/41	4,381,590	925,644	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	312,021	354,703
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	372,771	12,098
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.933%	1/25/38	529,634	649,445	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.532%	12/25/40	4,802,917	444,960	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	397,220	429,314

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	$378,390	$455,546
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.582%	7/25/42	3,185,211	544,703	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	2,194,359	236,208
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	2,392,313	204,044
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	5,382,971	402,999
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	346,094	406,436
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,940,040	3,303,973
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.009%	8/25/44	1,799,109	98,280	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.876%	8/25/44	3,286,046	176,191	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.865%	8/25/44	2,847,769	153,530	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	13,760,939	2,547,268
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.905%	7/25/49	11,578,487	2,048,539	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 KS, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.132%	8/25/49	4,183,916	665,813	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.632%	8/25/49	4,638,609	736,550	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.032%	8/25/49	5,321,857	937,795	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.032%	8/25/49	5,730,625	947,352	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.032%	8/25/49	21,784,138	4,626,910	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-54 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.032%	9/25/49	$5,385,295	$1,143,888	(b)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,357,946	207,185
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	92,348	18,891
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	115,345	21,588
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	82,912	12,965
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	66,874	13,548
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	55,122	11,261
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	546,290	92,148
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	5,430,000	1,276,246	(b)
Government National Mortgage Association (GNMA), 2002-57 FK (1 mo. USD LIBOR + 0.500%)	2.528%	8/16/32	293,816	293,843	(b)
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.533%	7/16/33	152,105	4,343	(b)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	2.328%	8/16/34	740,455	740,134	(b)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.173%	10/16/34	783,818	103,334	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.206%	4/20/37	4,785,983	671,051	(b)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.556%	7/20/37	767,700	129,376	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	3.194%	11/20/59	886,081	893,617	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	11/16/34	$1,878,867	$206,941	(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.456%	3/20/39	18,364	606	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.436%	4/20/40	11,036	2,232	(b)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,290,678	1,367,285
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.973%	5/16/40	587,965	73,169	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.606%	1/20/40	22,177	1,956	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	2,362,075	54,494
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.820%	2/20/60	2,821,869	2,833,453	(b)
Government National Mortgage Association (GNMA), 2011-2 NS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.080%)	4.053%	3/16/39	25,869	146	(b)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	149,082	11,697
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,873,862	2,058,333
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.198%	9/16/46	7,469,530	47,473	(b)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.606%	2/20/41	1,614,437	203,736	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.441%	8/16/52	18,773,658	269,026	(b)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	5,871,576	566,067
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.901%	9/16/51	10,325,094	548,404	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.063%	9/16/44	$4,701,268	$212,927	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.239%	2/16/46	14,431,432	657,498	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	2,009,643	434,958
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.727%	6/16/55	7,716,890	277,022	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.825%	9/16/55	2,936,515	152,878	(b)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.073%	4/16/44	5,450,451	1,045,433	(b)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.573%	6/16/44	2,358,686	335,828	(b)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.556%	8/20/44	7,195,970	1,219,123	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,033,461	959,207
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.006%	4/20/46	3,907,582	693,997	(b)
Government National Mortgage Association (GNMA), 2016-87 IO	0.998%	8/16/58	8,557,581	578,288	(b)
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.123%	2/16/47	5,252,570	1,087,288	(b)
Government National Mortgage Association (GNMA), 2017-21 IO	0.795%	10/16/58	17,599,854	1,215,789	(b)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	9,407,219	2,068,091
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.792%	7/16/58	1,907,940	123,094	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.687%	3/16/60	7,143,028	429,520	(b)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	1.456%	1/20/48	31,387,616	1,967,260	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2018-16 IO, IO	0.660%	3/16/59	$35,084,991	$2,060,208	(b)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.206%	9/20/48	5,556,724	775,846	(b)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.156%	10/20/48	10,133,782	1,362,654	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	4,662,501	4,760,667
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	8.028%	9/15/31	5,000,000	5,016,995	(b)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	198,869	175,589
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	2,277,506
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	2,940,000	3,158,741
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.299%	5/10/52	45,226,206	3,763,544	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.418%	4/25/36	1,688,272	1,440,589	(b)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	2.718%	3/25/35	307,224	298,443	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.518%	5/25/37	449,209	456,365	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	3,496,100	2,338,145	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.613%	2/15/51	65,694	62,984	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	6.278%	11/15/31	1,830,000	1,756,509	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.778%	5/15/28	3,220,826	3,160,027	(b)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,891,892	1,986,165	(d)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	0.000%	7/31/21	5,000,000	5,000,000	(b)(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.228%	4/25/46	614,784	571,562	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	2.218%	5/25/47	150,713	166,744	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	$1,262,860	$793,076	(b)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.458%	12/12/49	79,746	50,667	(b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.158%	6/25/36	37,394	14,172	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.665%	7/26/45	695,511	698,438	(b)(d)
Multifamily Trust, 2016-1 B	10.957%	4/25/46	2,161,466	2,133,753	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/34	4,750,000	4,652,519	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/34	3,150,000	2,861,004	(b)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,156,770	1,203,549	(b)(d)
NovaStar Mortgage Funding Trust, 2006-MTA1 2A1A	1.632%	9/25/46	175,936	166,689	(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.890%	5/27/23	2,201,632	2,221,535	(b)(d)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.448%	5/25/35	3,923	4,010	(b)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	9,500,000	9,574,337	(b)(d)
RETL, 2019-RVP A (1 mo. USD LIBOR + 1.150%)	3.178%	3/15/36	2,292,412	2,296,395	(b)(d)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.500%)	4.528%	11/15/27	2,324,000	2,317,220	(b)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.198%	7/25/46	135,678	128,019	(b)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	2.368%	6/25/35	234,443	210,855	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	4.042%	11/11/34	2,223,670	2,231,293	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.392%	11/11/34	5,670,562	5,763,108	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	11.842%	11/11/34	5,670,562	5,770,041	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	886,333	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	888,002	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	$888,109	$773,666	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.684%	6/25/33	41,162	42,603	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $275,343,750)				279,845,882

			FACE AMOUNT/UNITS
ASSET-BACKED SECURITIES - 5.9%
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	474,631	505,914
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	2.158%	12/25/36	2,328,043	2,266,166	(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,413,833	(d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,456,045	1,505,636	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	6,511	6,159	(b)
Countrywide Asset-Backed Certificates, 2006- SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.348%	7/25/36	263,411	249,588	(b)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.168%	7/15/36	35,377	34,148	(b)
Credit Suisse European Mortgage Capital Ltd., 2019-10TF A (3 mo. USD LIBOR + 2.900%)	0.000%	8/9/24	5,000,000	5,000,000	(b)(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	8.278%	8/15/24	4,958,185	4,984,969	(b)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,690,882	1,703,219	(b)(d)
CSMC Trust, 2017-RPL1 B1	3.082%	7/25/57	4,076,582	3,376,906	(b)(d)
CSMC Trust, 2017-RPL1 B2	3.082%	7/25/57	4,676,961	3,427,333	(b)(d)
CSMC Trust, 2017-RPL1 B3	3.082%	7/25/57	3,976,476	2,515,105	(b)(d)
CSMC Trust, 2017-RPL1 B4	3.082%	7/25/57	4,549,426	682,951	(b)(d)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.918%	10/27/31	614,162	623,092	(b)(d)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	2,012,774	(d)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	7,910,000	8,117,573	(d)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	2.843%	9/25/31	85,124	86,606	(b)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	4.493%	11/25/33	4,230	4,272	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.288%	5/25/36	$421,961	$417,937	(b)(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.358%	3/25/36	68,504	67,706	(b)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	781,534	821,092
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	5,852,468	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	2,284,069	(d)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	792,248	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.238%	2/25/36	1,384,328	65,271	(b)(d)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	996,083	(d)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.448%	3/25/37	3,781	3,944	(b)(d)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	603,953	590,270	(b)(d)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	1,054,408	1,036,719	(d)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	949,169	925,412	(d)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	955,245	927,874	(d)
Upgrade Pass-Through Trust VII, 2018-7 A	14.784%	1/15/25	1,057,393	1,009,750	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $64,126,270)				57,307,087

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $849,071,624)				857,276,132

			SHARES
SHORT-TERM INVESTMENTS - 11.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $114,753,946)	2.030%		114,753,946	114,753,946	(e)

TOTAL INVESTMENTS - 100.5% (Cost - $963,825,570)				972,030,078
Liabilities in Excess of Other Assets - (0.5)%				(5,148,330)

TOTAL NET ASSETS - 100.0%				$966,881,748

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2019, the Fund held TBA securities with a total cost of $9,967,914.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $114,753,946 and the cost was $114,753,946 (Note 2).

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	473	12/19	$102,138,564	$101,931,500	$(207,064)
U.S. Treasury 5-Year Notes	462	12/19	55,198,422	55,046,580	(151,842)
U.S. Treasury Long-Term Bonds	589	12/19	96,218,744	95,602,062	(616,682)
U.S. Treasury Ultra Long-Term Bonds	123	12/19	23,346,619	23,604,469	257,850

					(717,738)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,030	12/19	$135,197,956	$134,221,875	$976,081
U.S. Treasury Ultra 10-Year Notes	608	12/19	87,521,462	86,583,000	938,462

					1,914,543

Net unrealized appreciation on open futures contracts					$1,196,805

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (formerly Western Asset Mortgage Backed Securities Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$520,123,163	—	$520,123,163
Collateralized Mortgage Obligations	—	279,845,882	—	279,845,882
Asset-Backed Securities	—	57,307,087	—	57,307,087

Total Long-Term Investments	—	857,276,132	—	857,276,132

Short-Term Investments†	—	114,753,946	—	114,753,946

Total Investments	—	$972,030,078	—	$972,030,078

Other Financial Instruments:
Futures Contracts	$2,172,393	—	—	$2,172,393

Total	$2,172,393	$972,030,078	—	$974,202,471

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$975,588	—	—	$975,588

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income		Affiliate Value at September 30, 2019
Western Asset Government Cash Management Portfolio LLC	$39,102,312	$433,774,634	433,774,634	$358,123,000	358,123,000	—	$1,381,060	—	$114,753,946